Trade and Other Receivables (Details) - Schedule of aging of trade receivables - Trade receivables [member] - ILS (₪) ₪ in Millions	Dec. 31, 2019	Dec. 31, 2018
Trade and Other Receivables (Details) - Schedule of aging of trade receivables [Line Items]
Gross	₪ 2,073	₪ 2,199
Impairment	(80)	(87)
Not past due [Member]
Trade and Other Receivables (Details) - Schedule of aging of trade receivables [Line Items]
Gross	1,812	1,971
Impairment	(5)	(5)
Past due up to one year [Member]
Trade and Other Receivables (Details) - Schedule of aging of trade receivables [Line Items]
Gross	185	151
Impairment	(32)	(34)
Past due one to two years [Member]
Trade and Other Receivables (Details) - Schedule of aging of trade receivables [Line Items]
Gross	34	38
Impairment	(14)	(16)
Past due more than two years [Member]
Trade and Other Receivables (Details) - Schedule of aging of trade receivables [Line Items]
Gross	42	39
Impairment	₪ (29)	₪ (32)